JOHN HANCOCK
Income Funds


PROSPECTUS -- INSTITUTIONAL CLASS I                                    10.1.2004

                                                                      as revised
                                                                        3.1.2005


Bond Fund

High Income Fund

Investment Grade Bond Fund

Strategic Income Fund

[JOHN HANCOCK FUNDS LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I

BOND FUND                                                                   4
HIGH INCOME FUND                                                            6
INVESTMENT GRADE BOND FUND                                                  8
STRATEGIC INCOME FUND                                                      10

YOUR ACCOUNT

WHO CAN BUY SHARES                                                         12
OPENING AN ACCOUNT                                                         12
BUYING SHARES                                                              13
SELLING SHARES                                                             14
TRANSACTION POLICIES                                                       16
DIVIDENDS AND ACCOUNT POLICIES                                             16
ADDITIONAL INVESTOR SERVICES                                               17

FUND DETAILS

BUSINESS STRUCTURE                                                         17
MANAGEMENT BIOGRAPHIES                                                     18
FINANCIAL HIGHLIGHTS                                                       19

FOR MORE INFORMATION                                               BACK COVER

OVERVIEW

JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2004, managed approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BOND FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively under- valued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 0.10%
BEST QUARTER: Q2 '03, 4.07%
WORST QUARTER: Q3 '03, 0.00%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2002               7.83%
2003               8.08%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-03

                                                                   LIFE OF
                                                     1 YEAR        CLASS I
Class I before tax (began 9-4-01)                     8.08%         7.16%
Class I after tax on distributions                    6.11%         4.92%
Class I after tax on distributions, with sale         5.21%         4.72%
------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index          4.67%         7.53%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

- If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-     Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.50%
Other expenses                                            0.13%
Total fund operating expenses                             0.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1         YEAR 3     YEAR 5    YEAR 10
Class I                          $64            $202       $351      $786

PORTFOLIO MANAGERS

BARRY H. EVANS, CFA
Joined fund team in 2002

HOWARD C. GREENE, CFA
Joined fund team in 2002

BENJAMIN A. MATTHEWS
Joined fund team in 1995

See page 18 for the management biographies.

FUND CODES

CLASS I        Ticker            JHBIX
               CUSIP             410223408
               Newspaper         --
               SEC number        811-2402
               JHfund number     431

HIGH INCOME FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks high current income. In pursuing this goal, the fund normally invests at least 80% of its assets in U.S. and foreign bonds and other debt securities rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and debt security selection.

In choosing individual debt securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The managers look at bonds of many different issuers, including foreign government and corporate debt securities from developed and emerging markets.

The fund may invest up to 15% of assets in non-U.S.-dollar-denominated securities. The fund may also use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted and illiquid securities.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -0.45%
BEST QUARTER: Q4 '01, 7.20%
WORST QUARTER: Q2 '02, -2.74%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

MERRILL LYNCH HIGH YIELD MASTER II INDEX, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2002            1.85%
2003           18.92%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-03

                                                                                LIFE OF
                                                                   1 YEAR       CLASS I
Class I before tax (began 3-1-01)                                  18.92%        9.19%
Class I after tax on distributions                                 15.88%        5.90%
Class I after tax on distributions, with sale                      12.16%        5.76%
-------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                           28.15%        7.15%

6

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

- If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-     Certain derivatives could produce disproportionate losses.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                                0.65%
Other expenses                                                0.52%
Total fund operating expenses                                 1.17%
Expense reimbursement (at least until 9-30-05)                0.22%
Net annual operating expenses                                 0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                           $97         $350       $622      $1,401

PORTFOLIO MANAGERS

FREDERICK L. CAVANAUGH, JR.
Joined fund team in 2001

DANIEL S. JANIS, III
Joined fund team in 2001

See page 18 for the management biographies.

FUND CODES

CLASS I        Ticker            JIHIX
               CUSIP             410227847
               Newspaper         --
               SEC number        811-4651
               JH fund number    472

INVESTMENT GRADE BOND FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -0.31%
BEST QUARTER: Q3 '01, 5.07%
WORST QUARTER: Q1 '96, -1.35%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1994        1.07%
1995       10.27%
1996        3.32%
1997        8.79%
1998        8.58%
1999       -1.06%
2000       11.02%
2001        7.23%
2002        9.61%
2003        4.62%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                   1 YEAR      5 YEAR   10 YEAR
Class A before tax                                 -0.11%       5.22%    5.78%
Class A after tax on distributions                 -1.64%       2.99%    3.37%
Class A after tax on distributions, with sale      -0.09%       3.03%    3.38%
Class I before tax (began 7-28-03)                    --          --       --
-----------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                4.10%       6.62%    6.95%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-     Certain derivatives could produce disproportionate losses.

- Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES

Management fee                                            0.40%
Other expenses                                            0.08%
Total fund operating expenses                             0.48%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1           YEAR 3     YEAR 5    YEAR 10
Class I                          $49              $154       $269      $604

PORTFOLIO MANAGERS

BARRY H. EVANS, CFA
Joined fund team in 1995

HOWARD C. GREENE, CFA
Joined fund team in 2003

JEFFREY N. GIVEN, CFA
Joined fund team in 1998

See page 18 for the management biographies.

FUND CODES

CLASS I        Ticker            TIUSX
               CUSIP             41014P771
               Newspaper         --
               SEC number        811-3006
               JH fund number    455

STRATEGIC INCOME FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

- foreign government and corporate debt securities from developed and emerging markets

-     U.S. government and agency securities

-     U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -1.75%
BEST QUARTER: Q2 '03, 7.10%
WORST QUARTER: Q1 '02, 0.40%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

INDEX 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.

INDEX 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

INDEX 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2002            7.77%
2003           17.09%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-03

                                                                                LIFE OF
                                                                   1 YEAR       CLASS I
Class I before tax (began 9-4-01)                                  17.09%        11.07%
Class I after tax on distributions                                 13.73%         7.82%
Class I after tax on distributions, with sale                      11.00%         7.43%
--------------------------------------------------------------------------------------
Index 1                                                            28.15%         9.67%
Index 2                                                             2.36%         6.66%
Index 3                                                            14.91%        13.99%

[GRAPHIC]

MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

- If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- Stock investments may go down in value due to stock market movements or negative company or industry events.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-     Certain derivatives could produce disproportionate losses.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.36%
Other expenses                                            0.15%
Total fund operating expenses                             0.51%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $52         $164       $285      $640

PORTFOLIO MANAGERS

FREDERICK L. CAVANAUGH, JR.
Joined fund team in 1986

DANIEL S. JANIS, III
Joined fund team in 1999

See page 18 for the management biographies.

FUND CODES

CLASS I        Ticker            JSTIX
               CUSIP             410227839
               Newspaper         --
               SEC number        811-4651
               JH fund number    491

YOUR ACCOUNT

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

     -   Retirement and other benefit plans and their participants

     -   Rollover assets for participants whose plans are invested in the fund

     -   Endowment funds and foundations

     - Any state, county or city, or its instrumentality, department, authority or agency

     - Account registered to insurance companies, trust companies and bank trust departments

     -   Investment companies not affiliated with the adviser

     - Investors who participate in fee-based, wrap and other investment platform programs

     -   Any entity that is considered a corporation for tax purposes

     - Fund trustees and other individuals who are affiliated with these and other John Hancock funds

OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

5    Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. These payments are described in the Statement of Additional Information.


Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

12 YOUR ACCOUNT

BUYING SHARES

                                OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT
BY CHECK
[GRAPHIC]       -  Make out a check for the investment amount, payable     -  Make out a check for the investment amount payable to
                   to "John Hancock Signature Services, Inc."                 "John Hancock Signature Services, Inc."

                -  Deliver the check and your completed application to     -  If your account statement has a detachable investment
                   your financial representative, or mail them to             slip, please complete in its entirety. If no slip is
                   Signature Services (address below).                        available, include a note specifying the fund
                                                                              name(s), your share class, your account number and
                                                                              the name(s) in which the account is registered.

                                                                           -  Deliver the check and investment slip or note to your
                                                                              financial representative, or mail them to Signature
                                                                              Services (address below).

BY EXCHANGE
[GRAPHIC]       -  Call your financial representative or Signature         -  Call your financial representative or Signature
                   Services to request an exchange.                           Services to request an exchange.

                -  You may only exchange for shares of other               -  You may only exchange for shares of other
                   institutional funds, Class I shares or Money Market        institutional funds, Class I shares or Money Market
                   Fund Class A shares.                                       Fund Class A shares.

BY WIRE
[GRAPHIC]       -  Deliver your completed application to your financial    -  Instruct your bank to wire the amount of your
                   representative or mail it to Signature Services.           investment to:

                -  Obtain your account number by calling your financial          First Signature Bank & Trust
                   representative or Signature Services.                         Account # 900022260
                                                                                 Routing # 211475000
                -  Instruct your bank to wire the amount of your
                   investment to:                                          Specify the fund name(s), your share class, your account
                                                                           number and the name(s) in which the account is
                      First Signature Bank & Trust                         registered. Your bank may charge a fee to wire funds.
                      Account # 900022260
                      Routing # 211475000

                Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE
[GRAPHIC]       See "By exchange" and "By wire."                           -  Verify that your bank or credit union is a member of
                                                                              the Automated Clearing House (ACH) system.

                                                                           -  Complete the "To Purchase, Exchange or Redeem Shares
                                                                              via Telephone" and "Bank Information" sections on
                                                                              your account application.

                                                                           -  Call Signature Services between 8:30 A.M. and 5:00
                                                                              P.M. Eastern Time on most business days to verify that
                                                                              these features are in place on your account.

                                                                           -  Call your financial representative or Signature
                                                                              Services with the fund name(s), your share class,
                                                                              your account number, the name(s) in which the account
                                                                              is registered and the amount of your investment.

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 13

SELLING SHARES

                                                                                     TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[GRAPHIC]       -  Sales of any amount.                                    -  Write a letter of instruction indicating the fund
                                                                              name, your account number, your share class, the
                                                                              name(s) in which the account is registered and the
                                                                              dollar value or number of shares you wish to sell.

                                                                           -  Include all signatures and any additional documents
                                                                              that may be required (see next page).

                                                                           -  Mail the materials to Signature Services.

                                                                           -  A check or wire will be sent according to your letter
                                                                              of instruction.

                                                                           -  Certain requests will require a Medallion signature
                                                                              guarantee. Please refer to "Selling shares in
                                                                              writing" on the next page.

BY PHONE
[GRAPHIC]       AMOUNTS UP TO $100,000:

                -  Most accounts.                                          -  Redemption proceeds of up to $100,000 may be sent by
                                                                              wire or by check. A check will be mailed to the exact
                                                                              name(s) and address on the account.

                                                                           -  To place your request with a representative at John
                                                                              Hancock Funds, call Signature Services between 8:30
                                                                              A.M. and 5:00 P.M. Eastern Time on most business days
                                                                              or your financial representative.

                AMOUNTS UP TO $5 MILLION:

                -  Available to the following types of accounts:           -  Redemption proceeds exceeding $100,000 must be wired
                   custodial accounts held by banks, trust companies or       to your designated bank account.
                   broker-dealers; endowments and foundations; corporate
                   accounts; group retirement plans; and pension           -  Redemption proceeds exceeding $100,000 and sent by
                   accounts (excluding IRAs, 403(b) plans and all John        check will require a letter of instruction with a
                   Hancock custodial retirement accounts).                    Medallion signature guarantee. Please refer to
                                                                              "Selling shares in writing" on the next page.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
[GRAPHIC]       -  Requests by letter to sell any amount.                  -  To verify that the telephone redemption privilege is
                                                                              in place on an account, or to request the forms to
                -  Qualified requests by phone to sell up to $5 million       add it to an existing account, call Signature
                   (accounts with telephone redemption privileges).           Services.

                                                                           -  Amounts of $5 million or more will be wired on the
                                                                              next business day.

                                                                           -  Amounts up to $100,000 may be sent by EFT or by
                                                                              check. Funds from EFT transactions are generally
                                                                              available by the second business day. Your bank may
                                                                              charge a fee for this service.

BY EXCHANGE
[GRAPHIC]       -  Sales of any amount.                                    -  Obtain a current prospectus for the fund into which
                                                                              you are exchanging by calling your financial
                                                                              representative or Signature Services.

                                                                           -  You may only exchange for shares of other
                                                                              institutional funds, Class I shares or Money Market
                                                                              Fund Class A shares.

                                                                           -  Call your financial representative or Signature
                                                                              Services to request an exchange.

14 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-     your address of record has changed within the past 30 days

- you are selling more than $100,000 worth of shares and are requesting payment by check

- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

- you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

                        SELLER                                             REQUIREMENTS FOR WRITTEN REQUESTS     [GRAPHIC]
Owners of individual, joint or UGMA/UTMA accounts (custodial      -   Letter of instruction.
accounts for minors).
                                                                  -   On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                  -   Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or      -   Letter of instruction.
association accounts.
                                                                  -   Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/
                                                                      organization certification form.

                                                                  -   On the letter and the resolution, the signature of the
                                                                      person(s) authorized to sign for the account.

                                                                  -   Medallion signature guarantee if applicable (see above).

Owners or trustees of retirement plan, pension trust and          -   Letter of instruction.
trust accounts.
                                                                  -   On the letter, the signature(s) of the trustee(s).

                                                                  -   Copy of the trust document certified within the past 12
                                                                      months or a John Hancock Funds trust certification form.

                                                                  -   Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship whose      -   Letter of instruction signed by surviving tenant.
co-tenants are deceased.
                                                                  -   Copy of death certificate.

                                                                  -   Medallion signature guarantee if applicable (see above).

Executors of shareholder estates.                                 -   Letter of instruction signed by executor.

                                                                  -   Copy of order appointing executor, certified within the past
                                                                      12 months.

                                                                  -   Medallion signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or      -   Call 1-888-972-8696 for instructions.
account types not listed above.

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

Or contact your financial representative for instructions and assistance.


                                                                 YOUR ACCOUNT 15

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

BUY AND SELL PRICES When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, a fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

A fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, a fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, a fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.

ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

-     after any changes of name or address of the registered owner(s)

-     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

16 YOUR ACCOUNT

DIVIDEND REINVESTMENTS Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short- term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

FUND DETAILS

BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the High Income and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of the Bond, High Income and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to changing its 80% policy.

THE INVESTMENT ADVISER John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.

MANAGEMENT FEES The management fees paid to the investment adviser by the funds last fiscal year are as follows:

FUND                              % OF NET ASSETS
Bond                                   0.50%
High Income                            0.43%*
Investment Grade Bond                  0.40%
Strategic Income                       0.36%

*After expense reimbursement

                                                                 FUND DETAILS 17

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years.

FREDERICK L. CAVANAUGH, JR.

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

BARRY H. EVANS, CFA

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

JEFFREY N. GIVEN, CFA

Joined John Hancock Advisers in 1993
Began business career in 1993

HOWARD C. GREENE, CFA

Senior vice president
Joined John Hancock Advisers in 2002
Vice president at Sun Life Financial
 Services Company of Canada (1987-2002)
Began business career in 1979

DANIEL S. JANIS, III

Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

BENJAMIN A. MATTHEWS

Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

18 FUND DETAILS

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class I shares of the Investment Grade Bond Fund have existed for less than a full calendar year, financial highlights are also provided for the fund's Class A shares, which are offered in a separate prospectus.

BOND FUND

Figures for the years ended 5-31-03 and 5-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES    PERIOD ENDED:                            5-31-02(1,2,3)      5-31-03       5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 14.96          $ 14.71       $ 15.69
Net investment income(4)                                         0.66             0.78          0.76
Net realized and unrealized gain (loss) on investments          (0.21)            1.02         (0.64)
TOTAL FROM INVESTMENT OPERATIONS                                 0.45             1.80          0.12
LESS DISTRIBUTIONS
From net investment income                                      (0.70)           (0.82)        (0.83)
NET ASSET VALUE, END OF PERIOD                                $ 14.71          $ 15.69       $ 14.98
TOTAL RETURN(5) (%)                                              3.04(6)         12.71          0.78
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            --(7)       $     9       $     5
Ratio of expenses to average net assets (%)                      0.68(8)          0.72          0.63
Ratio of net investment income to average net assets (%)         5.94(8)          5.23          4.98
Portfolio turnover (%)                                            189              273           241

(1) Audited by previous auditor.

(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized losses per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.24%.

(3) Class I shares began operations on 9-4-01.

(4) Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Not annualized.

(7) Less than $500,000.

(8) Annualized.

                                                                 FUND DETAILS 19

HIGH INCOME FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES     PERIOD ENDED:                              5-31-01(1)    5-31-02      5-31-03      5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00      $  9.94      $  9.62      $  9.84
Net investment income(2)                                          0.15         0.83         0.72         0.69
Net realized and unrealized gain (loss) on investments           (0.06)       (0.27)        0.28        (0.07)
TOTAL FROM INVESTMENT OPERATIONS                                  0.09         0.56         1.00         0.62
LESS DISTRIBUTIONS
From net investment income                                       (0.15)       (0.88)       (0.78)       (0.70)
NET ASSET VALUE, END OF PERIOD                                 $  9.94      $  9.62      $  9.84      $  9.76
TOTAL RETURN(3,4) (%)                                             0.96(5)      5.89        11.24         6.40
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             --(6)        --(6)        --(6)        --(6)
Ratio of expenses to average net assets (%)                       0.95(7)      0.98         0.98         0.95
Ratio of adjusted expenses to average net assets(8) (%)           2.12(7)      2.51         1.40         1.17
Ratio of net investment income to average net assets (%)          6.23(7)      8.49         7.73         6.87
Portfolio turnover (%)                                              13          113           97           73

(1) Class I shares began operations on 3-1-01.

(2) Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Less than $500,000.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the period ended May 31, 2001, and the years ended May 31, 2002 and 2003, would have been 0.67%, 4.36% and 10.82%, respectively.

20 FUND DETAILS

INVESTMENT GRADE BOND FUND

Figures audited by Deloitte & Touche LLP.

CLASS I SHARES     PERIOD ENDED:                                                                                  5-31-04(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 10.17
Net investment income(2)                                                                                              0.46
Net realized and unrealized loss on investments                                                                      (0.29)
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.17
LESS DISTRIBUTIONS
From net investment income                                                                                           (0.42)
NET ASSET VALUE, END OF PERIOD                                                                                     $  9.92
TOTAL RETURN(3) (%)                                                                                                   2.34(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                 --(5)
Ratio of expenses to average net assets (%)                                                                           0.48(6)
Ratio of net investment income to average net assets (%)                                                              4.59(6)
Portfolio turnover (%)                                                                                                 312

CLASS A SHARES    PERIOD ENDED:                              5-31-00(7)    5-31-01(7)    5-31-02(7,8)   5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $  9.55       $  9.18       $  9.64       $  9.78    $ 10.47
Net investment income(2)                                         0.57          0.60          0.48          0.43       0.40
Net realized and unrealized gain (loss) on investments          (0.37)         0.46          0.19          0.75      (0.50)
TOTAL FROM INVESTMENT OPERATIONS                                 0.20          1.06          0.67          1.18      (0.10)
LESS DISTRIBUTIONS
From net investment income                                      (0.57)        (0.60)        (0.53)        (0.49)     (0.45)
NET ASSET VALUE, END OF PERIOD                                $  9.18       $  9.64       $  9.78       $ 10.47    $  9.92
TOTAL RETURN(3) (%)                                              2.22         11.83          6.97         12.35      (0.97)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $   138       $   145       $   159       $   176    $   144
Ratio of expenses to average net assets (%)                      1.07          1.05          1.02          1.03       1.03
Ratio of net investment income to average net assets (%)         6.08          6.30          4.93          4.30       3.92
Portfolio turnover (%)                                            300           328           573           693        312

(1) Class I shares began operations on 7-28-03.

(2) Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Less than $500,000.

(6) Annualized.

(7) Audited by previous auditor.

(8) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42% for Class A shares. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

                                                                 FUND DETAILS 21

STRATEGIC INCOME FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES    PERIOD ENDED:                             5-31-02(1,2)   5-31-03     5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 6.61        $ 6.49      $ 7.08
Net investment income(3)                                        0.35          0.50        0.34
Net realized and unrealized gain (loss) on investments         (0.08)         0.56       (0.17)
TOTAL FROM INVESTMENT OPERATIONS                                0.27          1.06
LESS DISTRIBUTIONS
From net investment income                                     (0.36)        (0.47)      (0.41)
From net realized gain                                            --            --       (0.15)
From capital paid in                                           (0.03)           --          --
                                                               (0.39)        (0.47)      (0.56)
NET ASSET VALUE, END OF PERIOD                                $ 6.49        $ 7.08      $ 6.69
TOTAL RETURN(4) (%)                                             4.34(5)      16.97        2.41
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           --(6)         --(6)   $    1
Ratio of expenses to average net assets (%)                     0.60(7)       0.55        0.48
Ratio of net investment income to average net assets (%)        7.39(7)       6.29        5.14
Portfolio turnover (%)                                            69            71          42

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.92%.

(2) Class I shares began operations on 9-4-01.

(3) Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Not annualized.

(6) Less than $500,000.

(7) Annualized.

22 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2005 JOHN HANCOCK FUNDS, LLC         KICPN   3/05

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